Finance Income and Costs (Tables)	12 Months Ended
Dec. 31, 2025
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Details of Finance Income and Expense
Details of finance income and costs for the years ended December 31, 2023, 2024 and 2025 were as follows:

(in millions of Won)	2023		2024	2025
Finance income
Interest income	￦	502,147	576,782	533,307
Dividend income		50,146	76,947	38,056
Gain on foreign currency transactions		1,660,713	1,419,887	1,339,770
Gain on foreign currency translations		292,581	1,187,507	722,904
Gain on derivatives transactions		333,197	437,999	298,505
Gain on valuations of derivatives		201,133	898,586	149,211
Gain on disposals of financial assets at fair value through profit of loss		203,795	164,556	58,487
Gain on valuations of financial assets at fair value through profit or loss		572,154	201,059	74,295
Gain on valuations of financial liabilities at fair value through profit or loss		—	239,120	—
Others		14,880	9,152	7,602

	￦	3,830,746	5,211,595	3,222,137

(in millions of Won)	2023		2024	2025
Finance costs
Interest expenses	￦	(1,001,290)	(1,051,511)	(1,091,462)
Loss on foreign currency transactions		(1,595,430)	(1,448,214)	(1,354,094)
Loss on foreign currency translations		(705,866)	(1,900,405)	(707,838)
Loss on derivatives transactions		(320,374)	(317,913)	(435,463)
Loss on valuations of derivatives		(77,459)	(108,625)	(69,366)
Loss on disposals of trade accounts and notes receivable		(84,649)	(82,615)	(73,431)
Loss on disposals of financial assets at fair value through profit or loss		(13,264)	(27,857)	(7,134)
Loss on valuations of financial assets at fair value through profit or loss		(51,270)	(80,515)	(131,502)
Loss on valuations of financial liabilities at fair value through profit or loss		(305,562)	—	(1,310)
Others		(47,832)	(63,080)	(38,682)

	￦	(4,202,996)	(5,080,735)	(3,910,282)